INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2025	Jan. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF TAX EXPENSE FOR FEDERAL INCOME TAX PURPOSES

	October 31,	January 31,
	2025	2025
Tax expense (benefit) at the statutory rate	$(234,651)	$(451,863)
State income taxes, net of federal income tax benefit	(55,869)	(107,586)
Change in valuation allowance	290,520	559,449
Total	$-	$-

	January 31,	January 31,
	2025	2024
Tax expense (benefit) at the statutory rate	$(451,863)	$(285,980)
State income taxes, net of federal income tax benefit	(107,586)	(68,090)
Change in valuation allowance	559,449	354,070
Total	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effect of significant components of the Company’s deferred tax assets and liabilities at October 31, 2025, and January 31, 2025, are as follows:

	October 31,	January 31,
	2025	2025
Deferred tax assets:
Net operating loss carryforward	$1,601,885	$1,311,365
Timing differences	-	-
Total gross deferred tax assets	1,601,885	1,311,365
Less: Deferred tax asset valuation allowance	(1,601,885)	(1,311,365)
Total net deferred taxes	$-	$-

The tax effect of significant components of the Company’s deferred tax assets and liabilities at January 31, 2025 and 2024 are as follows:

	January 31,	January 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforward	$1,311,365	$751,916
Timing differences	-	-
Total gross deferred tax assets	1,311,365	751,916
Less: Deferred tax asset valuation allowance	(1,311,365)	(751,916)
Total net deferred taxes	$-	$-